UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Lifetime® Retirement Income Fund

1/31/11
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Lifetime Retirement Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.1%
MFS Commodity Strategy Fund - Class I	67,842	$923,326
MFS Core Growth Fund - Class I (a)	99,604	1,846,652
MFS Diversified Target Return Fund - Class I	200,941	1,846,652
MFS Emerging Markets Debt Fund - Class I	64,298	923,326
MFS Global Bond Fund - Class I	442,630	4,616,628
MFS Global Real Estate Fund - Class I	65,345	923,326
MFS Government Securities Fund - Class I	911,477	9,233,258
MFS High Income Fund - Class I	786,925	2,769,977
MFS Inflation-Adjusted Bond Fund - Class I	899,928	9,233,262
MFS International Growth Fund - Class I	35,322	923,326
MFS International Value Fund - Class I	35,677	923,326
MFS Limited Maturity Fund - Class I	2,988,109	18,466,516
MFS Mid Cap Growth Fund - Class I (a)	294,678	2,769,977
MFS Mid Cap Value Fund - Class I	203,675	2,769,977
MFS New Discovery Fund - Class I	72,904	1,846,652
MFS Research Bond Fund - Class I	1,941,985	20,313,167
MFS Research Fund - Class I	286,414	7,386,606
MFS Research International Fund - Class I	173,124	2,769,977
MFS Value Fund - Class I	78,882	1,846,633

Total Underlying Affiliated Funds		$92,332,564

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	41,615	$41,615

Total Investments		$92,374,179

Other Assets, Less Liabilities – (0.1)%		(87,765)

Net Assets – 100.0%		$92,286,414

(a)	Non-income producing security
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$92,374,179	$—	$—	$92,374,179

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$84,754,759

Gross unrealized appreciation	$7,619,420
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$7,619,420

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	80,381	(12,539)	67,842
MFS Core Growth Fund	65,892	44,405	(10,693)	99,604
MFS Diversified Target Return Fund	118,490	95,277	(12,826)	200,941
MFS Emerging Markets Debt Fund	116,609	34,136	(86,447)	64,298
MFS Global Bond Fund	—	467,725	(25,095)	442,630
MFS Global Real Estate Fund	37,662	34,947	(7,264)	65,345
MFS Government Securities Fund	556,917	437,341	(82,781)	911,477
MFS High Income Fund	503,680	357,037	(73,792)	786,925
MFS Inflation-Adjusted Bond Fund	554,960	422,561	(77,593)	899,928
MFS Institutional Money Market Portfolio	—	2,154,997	(2,113,382)	41,615
MFS International Growth Fund	24,148	15,246	(4,072)	35,322
MFS International Value Fund	23,669	15,464	(3,456)	35,677
MFS Limited Maturity Fund	1,819,103	1,418,024	(249,018)	2,988,109
MFS Mid Cap Growth Fund	202,775	138,770	(46,867)	294,678
MFS Mid Cap Value Fund	138,453	91,616	(26,394)	203,675
MFS New Discovery Fund	51,644	36,231	(14,971)	72,904
MFS Research Bond Fund	1,372,425	906,531	(336,971)	1,941,985
MFS Research Fund	212,051	133,383	(59,020)	286,414
MFS Research International Fund	119,173	74,281	(20,330)	173,124
MFS Value Fund	50,852	36,014	(7,984)	78,882

3

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$4,957	$—	$2,225	$923,326
MFS Core Growth Fund	(4,317)	—	—	1,846,652
MFS Diversified Target Return Fund	(3,808)	—	43,629	1,846,652
MFS Emerging Markets Debt Fund	40,471	17,485	33,396	923,326
MFS Global Bond Fund	(7,989)	13,725	69,969	4,616,628
MFS Global Real Estate Fund	(9,387)	78,736	45,014	923,326
MFS Government Securities Fund	(6,914)	—	174,197	9,233,258
MFS High Income Fund	(2,432)	—	119,077	2,769,977
MFS Inflation-Adjusted Bond Fund	(14,633)	31,911	114,982	9,233,262
MFS Institutional Money Market Portfolio	—	—	49	41,615
MFS International Growth Fund	(3,997)	—	7,883	923,326
MFS International Value Fund	(3,786)	—	10,450	923,326
MFS Limited Maturity Fund	(38,482)	—	373,443	18,466,516
MFS Mid Cap Growth Fund	373	—	—	2,769,977
MFS Mid Cap Value Fund	(4,860)	—	20,336	2,769,977
MFS New Discovery Fund	1,639	93,278	—	1,846,652
MFS Research Bond Fund	(9,259)	—	483,220	20,313,167
MFS Research Fund	(53,195)	—	61,535	7,386,606
MFS Research International Fund	(13,689)	—	37,657	2,769,977
MFS Value Fund	(3,897)	—	18,944	1,846,633

	$(133,205)	$235,135	$1,616,006	$92,374,179

4

MFS® Lifetime® 2010 Fund

1/31/11
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Lifetime 2010 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Commodity Strategy Fund - Class I	40,017	$544,627
MFS Core Growth Fund - Class I (a)	58,081	1,076,815
MFS Diversified Target Return Fund - Class I	117,173	1,076,819
MFS Emerging Markets Debt Fund - Class I	37,495	538,431
MFS Global Bond Fund - Class I	258,134	2,692,339
MFS Global Real Estate Fund - Class I	38,106	538,432
MFS Government Securities Fund - Class I	531,549	5,384,587
MFS High Income Fund - Class I	458,943	1,615,479
MFS Inflation-Adjusted Bond Fund - Class I	524,818	5,384,633
MFS International Growth Fund - Class I	20,597	538,397
MFS International Value Fund - Class I	20,803	538,390
MFS Limited Maturity Fund - Class I	1,742,594	10,769,232
MFS Mid Cap Growth Fund - Class I (a)	171,826	1,615,169
MFS Mid Cap Value Fund - Class I	118,774	1,615,321
MFS New Discovery Fund - Class I	42,510	1,076,766
MFS Research Bond Fund - Class I	1,132,531	11,846,274
MFS Research Fund - Class I	167,012	4,307,232
MFS Research International Fund - Class I	100,951	1,615,214
MFS Value Fund - Class I	45,999	1,076,829

Total Underlying Affiliated Funds		$53,850,986

Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	74,364	$74,364

Total Investments		$53,925,350

Other Assets, Less Liabilities – (0.1)%		(46,969)

Net Assets – 100.0%		$53,878,381

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$53,925,350	$—	$—	$53,925,350

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$48,062,660

Gross unrealized appreciation	$5,862,690
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$5,862,690

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	55,065	(15,048)	40,017
MFS Core Growth Fund	65,474	12,988	(20,381)	58,081
MFS Diversified Target Return Fund	100,822	26,412	(10,061)	117,173
MFS Emerging Markets Debt Fund	104,770	6,909	(74,184)	37,495
MFS Global Bond Fund	—	283,521	(25,387)	258,134
MFS Global Real Estate Fund	32,001	16,780	(10,675)	38,106
MFS Government Securities Fund	473,513	112,411	(54,375)	531,549
MFS High Income Fund	452,279	65,023	(58,359)	458,943
MFS Inflation-Adjusted Bond Fund	472,475	103,565	(51,222)	524,818
MFS Institutional Money Market Fund	—	480,337	(405,973)	74,364
MFS International Growth Fund	22,267	5,367	(7,037)	20,597
MFS International Value Fund	21,802	5,144	(6,143)	20,803
MFS Limited Maturity Fund	1,481,302	397,089	(135,797)	1,742,594
MFS Mid Cap Growth Fund	178,914	51,655	(58,743)	171,826
MFS Mid Cap Value Fund	121,879	36,046	(39,151)	118,774
MFS New Discovery Fund	43,915	15,600	(17,005)	42,510
MFS Research Bond Fund	1,146,892	230,140	(244,501)	1,132,531
MFS Research Fund	176,022	55,999	(65,009)	167,012
MFS Research International Fund	104,127	31,096	(34,272)	100,951
MFS Value Fund	50,387	11,149	(15,537)	45,999

3

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$18,915	$—	$1,441	$544,627
MFS Core Growth Fund	16,867	—	—	1,076,815
MFS Diversified Target Return Fund	(806)	—	28,204	1,076,819
MFS Emerging Markets Debt Fund	136,256	11,345	25,918	538,431
MFS Global Bond Fund	(5,252)	8,869	47,949	2,692,339
MFS Global Real Estate Fund	(3,586)	57,140	29,140	538,432
MFS Government Securities Fund	(5,709)	—	125,715	5,384,587
MFS High Income Fund	567	—	87,523	1,615,479
MFS Inflation-Adjusted Bond Fund	(8,855)	20,483	83,674	5,384,633
MFS Institutional Money Market Fund	—	—	6	74,364
MFS International Growth Fund	8,852	—	5,107	538,397
MFS International Value Fund	2,699	—	6,748	538,390
MFS Limited Maturity Fund	(21,299)	—	266,071	10,769,232
MFS Mid Cap Growth Fund	67,905	—	—	1,615,169
MFS Mid Cap Value Fund	43,310	—	13,128	1,615,321
MFS New Discovery Fund	40,716	62,087	2	1,076,766
MFS Research Bond Fund	37	—	346,824	11,846,274
MFS Research Fund	28,095	—	39,693	4,307,232
MFS Research International Fund	9,821	—	24,780	1,615,214
MFS Value Fund	16,588	—	14,406	1,076,829

	$345,121	$159,924	$1,146,329	$53,925,350

4

MFS® Lifetime® 2020 Fund

1/31/11
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Lifetime 2020 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.1%
MFS Commodity Strategy Fund - Class I	267,606	$3,642,123
MFS Core Growth Fund - Class I (a)	530,649	9,838,235
MFS Diversified Target Return Fund - Class I	144,067	1,323,974
MFS Emerging Markets Debt Fund - Class I	259,913	3,732,346
MFS Emerging Markets Equity Fund - Class I	1	22
MFS Global Bond Fund - Class I	600,061	6,258,635
MFS Global Real Estate Fund - Class I	171,393	2,421,778
MFS Government Securities Fund - Class I	1,235,266	12,513,250
MFS High Income Fund - Class I	1,784,176	6,280,301
MFS Inflation-Adjusted Bond Fund - Class I	648,807	6,656,761
MFS International Growth Fund - Class I	139,817	3,654,805
MFS International New Discovery Fund - Class I	52,063	1,160,995
MFS International Value Fund - Class I	141,633	3,665,456
MFS Limited Maturity Fund - Class I	131,132	810,395
MFS Mid Cap Growth Fund - Class I (a)	905,910	8,515,554
MFS Mid Cap Value Fund - Class I	626,810	8,524,621
MFS New Discovery Fund - Class I	145,069	3,674,597
MFS Research Bond Fund - Class I	1,476,003	15,438,993
MFS Research Fund - Class I	381,115	9,828,945
MFS Research International Fund - Class I	458,981	7,343,694
MFS Value Fund - Class I	420,260	9,838,289

Total Underlying Affiliated Funds		$125,123,769

Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	77,711	$77,711

Total Investments		$125,201,480

Other Assets, Less Liabilities – (0.2)%		(234,148)

Net Assets – 100.0%		$124,967,332

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$125,201,480	$—	$—	$125,201,480

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$112,626,266

Gross unrealized appreciation	$12,577,042
Gross unrealized depreciation	(1,828)

Net unrealized appreciation (depreciation)	$12,575,214

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	327,023	(59,417)	267,606
MFS Core Growth Fund	576,706	53,517	(99,574)	530,649
MFS Diversified Target Return Fund	111,822	33,899	(1,654)	144,067
MFS Emerging Markets Debt Fund	366,325	53,399	(159,811)	259,913
MFS Emerging Markets Equity Fund	3,317	—	(3,316)	1
MFS Global Bond Fund	—	619,094	(19,033)	600,061
MFS Global Real Estate Fund	148,570	45,729	(22,906)	171,393
MFS Government Securities Fund	960,596	308,894	(34,224)	1,235,266
MFS High Income Fund	1,586,806	283,779	(86,409)	1,784,176
MFS Inflation-Adjusted Bond Fund	525,347	151,713	(28,253)	648,807
MFS Institutional Money Market Portfolio	—	1,457,165	(1,379,454)	77,711
MFS International Growth Fund	142,812	16,954	(19,949)	139,817
MFS International New Discovery	59,072	4,412	(11,421)	52,063
MFS International Value Fund	139,720	15,568	(13,655)	141,633
MFS Limited Maturity Fund	—	131,132	—	131,132
MFS Mid Cap Growth Fund	919,813	131,120	(145,023)	905,910
MFS Mid Cap Value Fund	628,107	71,229	(72,526)	626,810
MFS New Discovery Fund	151,343	27,070	(33,344)	145,069
MFS Research Bond Fund	1,464,962	349,206	(338,165)	1,476,003
MFS Research Fund	398,674	50,263	(67,822)	381,115
MFS Research International Fund	458,758	54,095	(53,872)	458,981
MFS Value Fund	443,775	44,642	(68,157)	420,260

3

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Transactions in Underlying Affiliated Funds - Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$103,511	$—	$9,498	$3,642,123
MFS Core Growth Fund	(387,589)	—	—	9,838,235
MFS Diversified Target Return Fund	(416)	—	31,954	1,323,974
MFS Emerging Markets Debt Fund	146,464	73,810	140,995	3,732,346
MFS Emerging Markets Equity Fund	38,396	—	—	22
MFS Global Bond Fund	(221)	19,170	105,524	6,258,635
MFS Global Real Estate Fund	1,023	252,119	125,422	2,421,778
MFS Government Securities Fund	1,060	—	268,533	12,513,250
MFS High Income Fund	(34,530)	—	316,207	6,280,301
MFS Inflation-Adjusted Bond Fund	1,630	22,815	93,113	6,656,761
MFS Institutional Money Market Portfolio	—	—	18	77,711
MFS International Growth Fund	21,638	—	33,645	3,654,805
MFS International New Discovery	(51,750)	—	13,370	1,160,995
MFS International Value Fund	2,322	—	44,403	3,665,456
MFS Limited Maturity Fund	—	—	3,794	810,395
MFS Mid Cap Growth Fund	(148,541)	—	—	8,515,554
MFS Mid Cap Value Fund	(119,052)	—	68,754	8,524,621
MFS New Discovery Fund	131,517	209,071	—	3,674,597
MFS Research Bond Fund	26,663	—	418,414	15,438,993
MFS Research Fund	(151,010)	—	88,502	9,828,945
MFS Research International Fund	(189,134)	—	106,778	7,343,694
MFS Value Fund	(345,858)	—	120,072	9,838,289

	$(953,877)	$576,985	$1,988,996	$125,201,480

4

MFS® Lifetime® 2030 Fund

1/31/11
Quarterly portfolio holdings

SSW
S
NNE

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2030 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.9%
MFS Commodity Strategy Fund - Class I	308,633	$4,200,498
MFS Core Growth Fund - Class I (a)	571,910	10,603,209
MFS Diversified Target Return Fund - Class I	53,438	491,095
MFS Emerging Markets Debt Fund - Class I	102,769	1,475,769
MFS Emerging Markets Equity Fund - Class I	38,984	1,341,053
MFS Global Bond Fund - Class I	190,073	1,982,462
MFS Global Real Estate Fund - Class I	258,437	3,651,713
MFS High Income Fund - Class I	706,573	2,487,136
MFS Inflation-Adjusted Bond Fund - Class I	347,623	3,566,612
MFS International Growth Fund - Class I	209,620	5,479,458
MFS International New Discovery Fund - Class I	121,100	2,700,537
MFS International Value Fund - Class I	212,201	5,491,769
MFS Mid Cap Growth Fund - Class I (a)	931,824	8,759,143
MFS Mid Cap Value Fund - Class I	645,772	8,782,502
MFS New Discovery Fund - Class I	163,222	4,134,411
MFS Research Bond Fund - Class I	246,457	2,577,939
MFS Research Fund - Class I	287,056	7,403,170
MFS Research International Fund - Class I	432,378	6,918,055
MFS Value Fund - Class I	454,094	10,630,343

Total Underlying Affiliated Funds		$92,676,874

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	12	$12

Total Investments		$92,676,886

Other Assets, Less Liabilities – 0.1%		81,358

Net Assets – 100.0%		$92,758,244

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$92,676,886	$—	$—	$92,676,886

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$81,280,322

Gross unrealized appreciation	$11,396,564
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$11,396,564

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	339,476	(30,843)	308,633
MFS Core Growth Fund	543,417	81,686	(53,193)	571,910
MFS Diversified Target Return Fund	36,765	18,834	(2,161)	53,438
MFS Emerging Markets Debt Fund	117,669	36,208	(51,108)	102,769
MFS Emerging Markets Equity Fund	37,575	4,275	(2,866)	38,984
MFS Global Bond Fund	—	193,116	(3,043)	190,073
MFS Global Real Estate Fund	202,580	74,912	(19,055)	258,437
MFS High Income Fund	510,365	226,087	(29,879)	706,573
MFS Inflation-Adjusted Bond Fund	270,614	105,418	(28,409)	347,623
MFS Institutional Money Market Fund	—	1,001,006	(1,000,994)	12
MFS International Growth Fund	192,314	26,218	(8,912)	209,620
MFS International New Discovery Fund	116,373	12,431	(7,704)	121,100
MFS International Value Fund	188,449	31,447	(7,695)	212,201
MFS Mid Cap Growth Fund	904,776	129,853	(102,805)	931,824
MFS Mid Cap Value Fund	616,499	82,708	(53,435)	645,772
MFS New Discovery Fund	154,088	29,107	(19,973)	163,222
MFS Research Bond Fund	266,181	70,391	(90,115)	246,457
MFS Research Fund	278,954	43,703	(35,601)	287,056
MFS Research International Fund	414,709	64,756	(47,087)	432,378
MFS Value Fund	419,811	72,487	(38,204)	454,094

3

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$28,618	$—	$10,466	$4,200,498
MFS Core Growth Fund	(209,580)	—	—	10,603,209
MFS Diversified Target Return Fund	(602)	—	11,764	491,095
MFS Emerging Markets Debt Fund	1,800	27,705	48,752	1,475,769
MFS Emerging Markets Equity Fund	581	—	5,141	1,341,053
MFS Global Bond Fund	(348)	5,759	30,422	1,982,462
MFS Global Real Estate Fund	(19,156)	354,161	184,158	3,651,713
MFS High Income Fund	(10,574)	—	110,003	2,487,136
MFS Inflation-Adjusted Bond Fund	1,493	12,268	48,393	3,566,612
MFS Institutional Money Market Fund	—	—	12	12
MFS International Growth Fund	(7,049)	—	48,636	5,479,458
MFS International New Discovery Fund	(20,897)	—	29,465	2,700,537
MFS International Value Fund	(7,288)	—	64,357	5,491,769
MFS Mid Cap Growth Fund	(157,643)	—	—	8,759,143
MFS Mid Cap Value Fund	(109,364)	—	67,762	8,782,502
MFS New Discovery Fund	17,521	223,788	—	4,134,411
MFS Research Bond Fund	9,730	—	69,494	2,577,939
MFS Research Fund	(156,052)	—	64,345	7,403,170
MFS Research International Fund	(266,425)	—	96,403	6,918,055
MFS Value Fund	(260,996)	—	120,469	10,630,343

	$(1,166,231)	$623,681	$1,010,042	$92,676,886

4

MFS® Lifetime® 2040 Fund

1/31/11
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Lifetime 2040 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.7%
MFS Commodity Strategy Fund - Class I	236,107	$3,213,425
MFS Core Growth Fund - Class I (a)	410,060	7,602,520
MFS Emerging Markets Equity Fund - Class I	36,355	1,250,625
MFS Global Real Estate Fund - Class I	224,918	3,178,085
MFS Inflation-Adjusted Bond Fund - Class I	155,079	1,591,112
MFS International Growth Fund - Class I	169,426	4,428,803
MFS International New Discovery Fund - Class I	112,980	2,519,457
MFS International Value Fund - Class I	171,404	4,435,928
MFS Mid Cap Growth Fund - Class I (a)	674,138	6,336,899
MFS Mid Cap Value Fund - Class I	467,411	6,356,783
MFS New Discovery Fund - Class I	125,127	3,169,473
MFS Research Bond Fund - Class I	152,283	1,592,885
MFS Research Fund - Class I	196,590	5,070,050
MFS Research International Fund - Class I	317,269	5,076,306
MFS Value Fund - Class I	325,408	7,617,794

Total Underlying Affiliated Funds		$63,440,145

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	10	$10

Total Investments		$63,440,155

Other Assets, Less Liabilities – 0.3%		199,574

Net Assets – 100.0%		$63,639,729

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$63,440,155$	$—	$—	$63,440,155

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,151,249

Gross unrealized appreciation	$9,288,906
Gross unrealized depreciation	$—

Net unrealized appreciation (depreciation)	$9,288,906

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	261,147	(25,040)	236,107
MFS Core Growth Fund	381,674	66,980	(38,594)	410,060
MFS Emerging Markets Equity Fund	33,110	5,244	(1,999)	36,355
MFS Global Real Estate Fund	167,528	69,189	(11,799)	224,918
MFS Inflation-Adjusted Bond Fund	125,255	45,987	(16,163)	155,079
MFS Institutional Money Market Portfolio	—	528,731	(528,721)	10
MFS International Growth Fund	148,852	26,499	(5,925)	169,426
MFS International New Discovery Fund	101,594	16,346	(4,960)	112,980
MFS International Value Fund	145,374	32,002	(5,972)	171,404
MFS Mid Cap Growth Fund	669,892	110,050	(105,804)	674,138
MFS Mid Cap Value Fund	457,555	71,361	(61,505)	467,411
MFS New Discovery Fund	115,467	25,999	(16,339)	125,127
MFS Research Bond Fund	123,129	44,804	(15,650)	152,283
MFS Research Fund	188,663	33,355	(25,428)	196,590
MFS Research International Fund	278,747	52,270	(13,748)	317,269
MFS Value Fund	294,281	59,956	(28,829)	325,408

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$26,704	$—	$8,039	$3,213,425
MFS Core Growth Fund	(139,837)	—	—	7,602,520
MFS Emerging Markets Equity Fund	(204)	—	4,791	1,250,625
MFS Global Real Estate Fund	(29,272)	3,871	463,810	3,178,085
MFS Inflation-Adjusted Bond Fund	(243)	—	27,862	1,591,112
MFS Institutional Money Market Portfolio	—	—	10	10
MFS International Growth Fund	(1,773)	—	39,519	4,428,803
MFS International New Discovery Fund	(4,230)	—	27,428	2,519,457
MFS International Value Fund	(3,769)	—	52,394	4,435,928
MFS Mid Cap Growth Fund	(137,552)	—	—	6,336,899
MFS Mid Cap Value Fund	(99,331)	—	49,135	6,356,783
MFS New Discovery Fund	16,685	—	172,660	3,169,473
MFS Research Bond Fund	30	—	41,588	1,592,885
MFS Research Fund	(98,924)	—	44,299	5,070,050
MFS Research International Fund	(63,656)	—	71,510	5,076,306
MFS Value Fund	(181,493)	—	86,449	7,617,794

Total Investments	$(716,865)	$3,871	$1,089,494	$63,440,155

3

MFS® Lifetime® 2050 Fund

1/31/11
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Lifetime 2050 Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.1%
MFS Commodity Strategy Fund - Class I	8,892	$121,026
MFS Core Growth Fund - Class I (a)	15,179	281,416
MFS Emerging Markets Equity Fund - Class I	1,349	46,396
MFS Global Real Estate Fund - Class I	8,350	117,988
MFS Inflation-Adjusted Bond Fund - Class I	5,803	59,539
MFS International Growth Fund - Class I	6,258	163,582
MFS International New Discovery Fund - Class I	4,185	93,336
MFS International Value Fund - Class I	6,335	163,938
MFS Mid Cap Growth Fund - Class I (a)	24,966	234,683
MFS Mid Cap Value Fund - Class I	17,334	235,748
MFS New Discovery Fund - Class I	4,634	117,367
MFS Research Bond Fund - Class I	5,692	59,542
MFS Research Fund - Class I	7,281	187,769
MFS Research International Fund - Class I	11,713	187,409
MFS Value Fund - Class I	12,051	282,104

Total Underlying Affiliated Funds		$2,351,843

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	1	$1

Total Investments		$2,351,844

Other Assets, Less Liabilities – (0.1)%		(1,443)

Net Assets – 100.0%		$2,350,401

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Lifetime 2050 Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,351,844	$—	$—	$2,351,844

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Lifetime 2050 Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,167,090

Gross unrealized appreciation	$190,087
Gross unrealized depreciation	(5,333)

Net unrealized appreciation (depreciation)	$184,754

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	—	9,130	(238)	8,892
MFS Core Growth Fund	—	15,344	(165)	15,179
MFS Emerging Markets Equity Fund	—	1,352	(3)	1,349
MFS Global Real Estate Fund	—	8,416	(66)	8,350
MFS Inflation - Adjusted Bond Fund	—	5,809	(6)	5,803
MFS Institutional Money Market Portfolio	—	59,013	(59,012)	1
MFS International Growth Fund	—	6,263	(5)	6,258
MFS International New Discovery Fund	—	4,190	(5)	4,185
MFS International Value Fund	—	6,398	(63)	6,335
MFS Mid Cap Growth Fund	—	25,518	(552)	24,966
MFS Mid Cap Value Fund	—	17,607	(273)	17,334
MFS New Discovery Fund	—	4,793	(159)	4,634
MFS Research Bond Fund	—	5,703	(11)	5,692
MFS Research Fund	—	7,340	(59)	7,281
MFS Research International Fund	—	11,823	(110)	11,713
MFS Value Fund	—	12,182	(131)	12,051

MFS Lifetime 2050 Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Transactions in Underlying Affiliated Funds - Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$236	$—	$297	$121,026
MFS Core Growth Fund	87	—	—	281,416
MFS Emerging Markets Equity Fund	5	—	175	46,396
MFS Global Real Estate Fund	(73)	5,740	5,787	117,988
MFS Inflation - Adjusted Bond Fund	(3)	201	283	59,539
MFS Institutional Money Market Portfolio	—	—	1	1
MFS International Growth Fund	5	—	1,441	163,582
MFS International New Discovery Fund	4	—	995	93,336
MFS International Value Fund	16	—	1,902	163,938
MFS Mid Cap Growth Fund	298	—	—	234,683
MFS Mid Cap Value Fund	50	—	1,797	235,748
MFS New Discovery Fund	125	6,274	—	117,367
MFS Research Bond Fund	(2)	—	595	59,542
MFS Research Fund	4	—	1,619	187,769
MFS Research International Fund	24	—	2,564	187,409
MFS Value Fund	42	—	1,641	282,104

	$818	$12,215	$19,097	$2,351,844

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.